Filed pursuant to Rule 497(e)
File Nos. 333-89822 and 811-21114

PROSHARES TRUST

ProShares Short Term USD Emerging Markets Bond ETF (the “Fund”)

Supplement dated April 9, 2014

to the Fund’s summary prospectus and prospectus dated October 1, 2013

Recent events in Ukraine and the Russian Federation may have an adverse impact on the Fund. In response to related political and military actions by Russia, the United States and the European Union have instituted numerous sanctions against certain Russian officials and Bank Rossiya. These sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, may adversely affect the ability of Russian issuers to make payments on their debts and/or cause a decline in the value and liquidity of such debt. Future sanctions could, among other actions, directly target transactions in Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. In addition, further political or military actions by Russia, such as an attack on Ukraine, restrictions on trade with Ukraine or an increase on the price of government controlled exports (e.g., natural gas exports), could negatively affect the government and economy of Ukraine, and thus the value and liquidity of Ukrainian debt. Such events could have an adverse impact on the economies and debt of other emerging market countries as well. Because the Fund has significant investments in Russian and Ukrainian debt and the debt of other emerging market countries, these events could have a negative effect on the performance of the Fund, and could interfere with the ability of the Fund to track its index.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-89822 and 811-21114

PROSHARES TRUST

ProShares Ultra MSCI Emerging Markets (the “Fund”)

Supplement dated April 9, 2014

to the Fund’s summary prospectus and prospectus dated October 1, 2013

Recent events in the Russian Federation may have an adverse impact on the Fund. In response to related political and military actions by Russia, the United States and the European Union have instituted numerous sanctions against certain Russian officials and Bank Rossiya. These sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, may cause a decline in the value and liquidity of securities offered by Russian issuers. Future sanctions could, among other actions, directly target transactions in Russian securities, impairing the ability of the Fund to buy, sell, receive, deliver, or obtain exposure to, those securities. Such events could have an adverse impact on the economies and securities issued in other emerging market countries as well. Because the Fund has exposure to investments in Russia and other emerging market countries, these events could have a negative effect on the performance of the Fund, and could interfere with the ability of the Fund to track its index.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-89822 and 811-21114

PROSHARES TRUST

ProShares Short MSCI Emerging Markets and ProShares UltraShort MSCI Emerging Markets

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 9, 2014

to the Funds’ summary prospectus and prospectus dated October 1, 2013

Recent events in the Russian Federation may have an adverse impact on the Funds. In response to related political and military actions by Russia, the United States and the European Union have instituted numerous sanctions against certain Russian officials and Bank Rossiya. These sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, may cause a decline in the value and liquidity of securities offered by Russian issuers. Future sanctions could, among other actions, directly target transactions in Russian securities, impairing the ability of each Fund to buy, sell, receive, deliver, or obtain exposure to, those securities. While the realization of these actions may benefit the Funds as each Fund seeks daily investment results that correspond to the inverse (-1x) or an inverse multiple (-2x) of its index, because the Funds have exposure to investments in Russia, these events could create liquidity issues and interfere with the ability of each Fund to track its index.

Please retain this Supplement for future reference.